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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Australia: 22.2%
69,388	Australia & New Zealand Banking Group Ltd.	$1,882,108	1.1
135,962	BHP Billiton Ltd.	3,525,471	2.1
210,210	Coca-Cola Amatil Ltd.	1,632,250	1.0
436,178	Goodman Group	2,019,793	1.2
683,541	Incitec Pivot Ltd.	1,655,450	1.0
382,675	Insurance Australia Group	2,072,552	1.2
854,614	Metcash Ltd.	1,896,998	1.1
70,400	National Australia Bank Ltd.	1,950,186	1.2
1,098,531	Nine Entertainment Co. Holdings Ltd.	1,874,839	1.1
1,159,378	Novion Property Group	2,098,655	1.2
35,778	Rio Tinto Ltd.	1,792,785	1.1
161,211	Santos Ltd.	1,382,981	0.8
1,591,369	Sigma Pharmaceuticals Ltd.	993,050	0.6
1,208,873	Spark Infrastructure Group	2,005,281	1.2
543,187	Stockland	1,900,926	1.1
171,544	Suncorp Group Ltd	2,090,800	1.2
410,488	Toll Holdings Ltd.	1,965,581	1.2
279,034	Transurban Group	1,974,802	1.2
152,403	Treasury Wine Estates Ltd.	612,854	0.4
72,428	Westpac Banking Corp.	2,004,320	1.2
		37,331,682	22.2

	China: 25.0%
619,000	BOC Hong Kong Holdings Ltd.	2,183,514	1.3
3,576,000	China BlueChemical Ltd.	1,293,318	0.8
4,288,000	China Communications Services Corp., Ltd.	2,086,498	1.2
4,325,960	China Construction Bank	3,272,102	1.9
705,000	China Life Insurance Co., Ltd.	2,490,043	1.5
164,500	China Mobile Ltd.	2,030,613	1.2
720,000	China Overseas Land & Investment Ltd.	2,158,280	1.3
2,163,800	China Petroleum & Chemical Corp.	1,751,558	1.0
746,000	China Resources Power Holdings Co.	2,175,668	1.3
5,724,000	China Shanshui Cement Group Ltd.	2,177,004	1.3
560,000	China Shineway Pharmaceutical Group Ltd.	950,881	0.6
1,422,000	COSCO Pacific Ltd.	1,927,508	1.2
1,732,000	Guangdong Investment Ltd.	2,386,889	1.4
1,580,000	Harbin Electric Co. Ltd.	986,893	0.6
4,914,379	Industrial and Commercial Bank of China Ltd.	3,321,595	2.0
836,000	Jiangsu Expressway Co. Ltd.	947,190	0.6
3,323,500	Parkson Retail Group Ltd.	911,615	0.5
1,528,000	PetroChina Co., Ltd.	1,636,032	1.0
672,000	Shanghai Industrial Holdings Ltd.	2,068,085	1.2
924,000	Shimao Property Holdings Ltd.	2,205,262	1.3
820,000	Sinopec Engineering Group Co. Ltd.	718,463	0.4
2,094,000	Zhejiang Expressway Co., Ltd.	2,343,693	1.4
		42,022,704	25.0

	Hong Kong: 9.7%
556,482	AIA Group Ltd.	3,208,539	1.9
298,398	Cheung Kong Infrastructure Holdings Ltd.	2,208,170	1.3
260,000	CLP Holdings Ltd.	2,260,409	1.3
13,570,000	Emperor Watch & Jewellery Ltd.	619,983	0.4
701,000	Hang Lung Properties Ltd.	2,103,390	1.3
4,884,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,988,490	1.2
519,500	MTR Corp.	2,085,662	1.2
319,100	Television Broadcasts Ltd.	1,804,781	1.1
		16,279,424	9.7

	India: 8.1%
135,057	Bank of Baroda	2,356,446	1.4
341,392	Coal India Ltd.	1,956,582	1.2
270,446	GAIL India Ltd.	2,126,915	1.3
84,937	ICICI Bank Ltd.	2,388,574	1.4
804,927	NTPC Ltd.	1,847,778	1.1
283,349	Oil & Natural Gas Corp., Ltd.	1,735,763	1.0
68,269	Punjab National Bank	1,176,338	0.7
		13,588,396	8.1

	Indonesia: 1.9%
885,500	Indo Tambangraya Megah PT	1,378,725	0.8
3,507,000	Indofood Sukses Makmur Tbk PT	1,926,284	1.1
		3,305,009	1.9

	Malaysia: 3.2%
1,624,013	Berjaya Sports Toto BHD	1,670,825	1.0
995,400	IJM Corp. Bhd	1,995,214	1.2
646,900	Malayan Banking BHD	1,807,858	1.0
		5,473,897	3.2

	Singapore: 3.0%
1,331,000	CapitaMall Trust	2,020,401	1.2
1,301,000	First Resources Ltd.	1,935,170	1.2

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: (continued)
58,000	United Overseas Bank Ltd.	$1,065,706	0.6
		5,021,277	3.0

	South Korea: 10.9%
84,780	Hite Jinro Co. Ltd.	1,929,185	1.1
74,059	Hyundai Marine & Fire Insurance Co., Ltd.	1,778,705	1.1
61,937	Kangwon Land, Inc.	1,824,253	1.1
58,709	KB Financial Group, Inc.	2,057,464	1.2
59,640	KT Corp.	1,757,858	1.0
6,956	POSCO	1,899,569	1.1
3,186	Samsung Electronics Co., Ltd.	3,691,227	2.2
44,250	Shinhan Financial Group Co., Ltd.	1,978,779	1.2
19,033	SK Innovation Co. Ltd.	1,467,810	0.9
		18,384,850	10.9

	Taiwan: 10.4%
432,000	Cheng Uei Precision Industry Co., Ltd.	720,146	0.4
2,857,835	CTBC Financial Holding Co. Ltd	1,940,608	1.1
121,827	MediaTek, Inc.	1,827,621	1.1
2,390,021	Mega Financial Holdings Co., Ltd.	1,941,741	1.2
930,000	Powertech Technology, Inc.	1,553,583	0.9
714,000	Quanta Computer, Inc.	1,775,281	1.1
235,000	Radiant Opto-Electronics Corp.	769,222	0.5
1,045,167	Taiwan Semiconductor Manufacturing Co., Ltd.	4,809,234	2.9
166,000	TPK Holding Co. Ltd.	1,065,276	0.6
386,000	Zhen Ding Technology Holding Ltd.	1,038,267	0.6
		17,440,979	10.4

	Thailand: 1.2%
175,900	PTT PCL-Foreign	2,050,140	1.2

	United Kingdom: 1.1%
188,800	HSBC Holdings PLC	1,879,186	1.1

	Total Common Stock
	(Cost $169,608,587)	162,777,544	96.7

PREFERRED STOCK: 2.3%
	South Korea: 2.3%
4,238	Hyundai Motor Co.	489,942	0.3
10,406	Hyundai Motor Co. - Series 2	1,242,277	0.7
2,267	Samsung Electronics Co., Ltd.	2,151,999	1.3

	Total Preferred Stock
	(Cost $2,714,320)	3,884,218	2.3

	Total Investments in Securities (Cost $172,322,907)	$166,661,762	99.0
	Assets in Excess of Other Liabilities	1,600,541	1.0
	Net Assets	$168,262,303	100.0

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,369,901
Gross Unrealized Depreciation	(20,031,046)

Net Unrealized Depreciation	$(5,661,145)

Sector Diversification	Percentage of Net Assets
Financials	35.1%
Information Technology	11.6
Industrials	10.2
Utilities	8.9
Energy	7.9
Materials	7.4
Consumer Discretionary	6.2
Consumer Staples	5.9
Telecommunication Services	4.6
Health Care	1.2
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$37,331,682	$–	$37,331,682
China	2,343,693	39,679,011	–	42,022,704
Hong Kong	–	16,279,424	–	16,279,424
India	–	13,588,396	–	13,588,396
Indonesia	–	3,305,009	–	3,305,009
Malaysia	3,666,039	1,807,858	–	5,473,897
Singapore	–	5,021,277	–	5,021,277
South Korea	–	18,384,850	–	18,384,850
Taiwan	–	17,440,979	–	17,440,979
Thailand	–	2,050,140	–	2,050,140
United Kingdom	–	1,879,186	–	1,879,186
Total Common Stock	6,009,732	156,767,812	–	162,777,544
Preferred Stock	–	3,884,218	–	3,884,218
Total Investments, at fair value	$6,009,732	$160,652,030	$–	$166,661,762
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(676,744)	$–	$(676,744)
Total Liabilities	$–	$(676,744)	$–	$(676,744)

(1)	For the period ended November 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2014, securities valued at $5,946,153 transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2014, the following over-the-counter written options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
3,500	Goldman Sachs & Co.	Call on S&P/ASX 200 Index	5,526.190 AUD	12/04/14	$195,554	$(1,230)
3,200	Deutsche Bank AG	Call on Hang Seng Index	23,511.239 HKD	12/04/14	152,434	(214,889)
38,100,000	Societe Generale	Call on Korea Stock Exchange KOSPI 200 Index	247.602 KRW	12/04/14	123,661	(217,072)
25,800	Deutsche Bank AG	Call on Taiwan Stock Exchange Weighted Index	8,897.220 TWD	12/04/14	106,961	(243,553)
		Total Written OTC Options			$578,610	$(676,744)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$676,744
Total Liability Derivatives		$676,744

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

	Deutsche Bank AG	Goldman Sachs & Co.	Societe Generale	Totals
Liabilities:
Written options	$458,442	$1,230	$217,072	$676,744
Total Liabilities	$458,442	$1,230	$217,072	$676,744

Net OTC derivative instruments by counterparty, at fair value	$(458,442)	$(1,230)	$(217,072)	(676,744)

Total collateral pledged by the Fund/(Received from counterparty)			$-	$-

Net Exposure(1)	$(458,442)	$(1,230)	$(217,072)	$(676,744)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015